Marketable Securities (Details) - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Fair value through profit or loss	[1]	$ 1,166	$ 1,209
Available-for-sale		10,753	12,929
Total		$ 11,919	$ 14,138

[1]	The Group recognized trading gains in the amount of $21 and $0 during the six months period ended June 30, 2018 and 2017, respectively.